Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Changes in Property, Plant and Equipment
(a)
Changes in property, plant and equipment for the years ended December 31, 2023 and 2024 are as follows:
(i)
2023

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction -in-progress (*1)	Right-of- use asset	Others (*2)	Total
Acquisition cost as of January 1, 2023	₩	476,045	8,699,292	50,722,745	902,477	10,145,865	271,761	1,299,892	72,518,077
Accumulated depreciation as of January 1, 2023		—	(4,348,201)	(42,744,139)	(719,862)	—	(151,550)	(962,598)	(48,926,350)
Accumulated impairment loss as of January 1, 2023		—	(447,145)	(1,794,407)	(13,397)	(356,155)	(7,553)	(26,137)	(2,644,794)
Book value as of January 1, 2023	₩	476,045	3,903,946	6,184,199	169,218	9,789,710	112,658	311,157	20,946,933
Additions		—	—	—	—	3,392,876	74,611	—	3,467,487
Depreciation (*3)		—	(376,264)	(2,837,242)	(75,727)	—	(68,349)	(279,200)	(3,636,782)
Disposals		(330)	(758)	(506,420)	(1,896)	—	—	(43,368)	(552,772)
Impairment loss (*4)		—	8	(53,513)	(6)	—	—	(6,554)	(60,065)
Others (*5)		(2,902)	1,494,070	3,963,010	60,585	(5,900,151)	—	374,182	(11,206)
Government grants received		—	—	(7,417)	—	—	—	—	(7,417)
Effect of movements in exchange rates		—	9,189	39,066	964	3,626	326	983	54,154
Book value as of December 31, 2023	₩	472,813	5,030,191	6,781,683	153,138	7,286,061	119,246	357,200	20,200,332
Acquisition cost as of December 31, 2023	₩	472,813	10,192,281	52,107,890	942,376	7,571,687	245,149	1,448,688	72,980,884
Accumulated depreciation as of December 31, 2023	₩	—	(4,715,087)	(43,466,025)	(775,953)	—	(119,804)	(1,062,377)	(50,139,246)
Accumulated impairment loss as of December 31, 2023	₩	—	(447,003)	(1,860,182)	(13,285)	(285,626)	(6,099)	(29,111)	(2,641,306)

(*1) As of December 31, 2023, construction-in-progress mainly relates to construction of manufacturing facilities.

(*2) Others mainly consist of tools and equipment.

(*3) The Group has classified the depreciation as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses. It includes capitalized development costs.

(*4) Impairment losses are recognized for the difference between the carrying amount and the recoverable amount of property, plant and equipment.

(*5) Others mainly represent the reclassification of construction-in-progress to other property, plant and equipment.

9.
Property, Plant and Equipment, Continued
(ii)
2024

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction -in-progress (*1)	Right-of- use asset	Others (*2)	Total
Acquisition cost as of January 1, 2024	₩	472,813	10,192,281	52,107,890	942,376	7,571,687	245,149	1,448,688	72,980,884
Accumulated depreciation as of January 1, 2024		—	(4,715,087)	(43,466,025)	(775,953)	—	(119,804)	(1,062,377)	(50,139,246)
Accumulated impairment loss as of January 1, 2024		—	(447,003)	(1,860,182)	(13,285)	(285,626)	(6,099)	(29,111)	(2,641,306)
Book value as of January 1, 2024	₩	472,813	5,030,191	6,781,683	153,138	7,286,061	119,246	357,200	20,200,332
Additions		—	—	—	—	1,499,468	33,865	—	1,533,333
Depreciation (*3)		—	(444,982)	(3,424,197)	(80,195)	—	(68,445)	(305,354)	(4,323,173)
Disposals		(47,344)	(28,598)	(132,473)	(178)	—	—	(52,377)	(260,970)
Impairment loss (*4)		—	(28)	(58,660)	(1,275)	(27,000)	—	(7,249)	(94,212)
Others (*5)		873	948,851	4,186,807	42,191	(5,565,372)	—	385,812	(838)
Government grants received		—	—	(2,307)	—	—	—	—	(2,307)
Effect of movements in exchange rates		—	265,665	350,074	7,520	106,339	23,058	9,741	762,397
Classified as held for sale		—	(545,867)	(24,526)	(4,050)	(9,778)	(18,791)	(8,677)	(611,689)
Book value as of December 31, 2024	₩	426,342	5,225,232	7,676,401	117,151	3,289,718	88,933	379,096	17,202,873
Acquisition cost as of December 31, 2024	₩	426,342	10,529,816	53,029,839	925,048	3,581,525	225,250	1,570,421	70,288,241
Accumulated depreciation as of December 31, 2024	₩	—	(4,813,622)	(43,403,177)	(793,522)	—	(129,395)	(1,161,523)	(50,301,239)
Accumulated impairment loss as of December 31, 2024	₩	—	(490,962)	(1,950,261)	(14,375)	(291,807)	(6,922)	(29,802)	(2,784,129)

(*1) As of December 31, 2024, construction-in-progress mainly relates to construction of manufacturing facilities.

(*2) Others mainly consist of tools and equipment.

(*3) The Group has classified the depreciation as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses. It includes capitalized development costs.

(*4) Impairment losses are recognized for the difference between the carrying amount and the recoverable amount of property, plant and equipment.

(*5) Others mainly represent the reclassification of construction-in-progress to other property, plant and equipment.
Capitalized Borrowing Costs and Capitalization Rate
(b)
Capitalized borrowing costs and capitalization rate for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Capitalized borrowing costs	₩	152,074	258,168	41,826
Capitalization rate		3.11%	5.18%	5.64%